TAXATION (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
TAXATION
Income (loss) for the year	$ (910,464)	$ (995,066)	$ (79,967)
Income tax expense	0	0	0
Income (loss) excluding income tax	(910,464)	(995,066)	(79,967)
Income tax expense (recovery) using the Company's domestic tax rate	(246,000)	(269,000)	(22,000)
Effect of tax rates in foreign jurisdiction	(1,000)	1,000	1,000
Non-deductible expenses and other	267,963	134,000	1,000
Differences in statutory tax rates and deferred tax rates	0	0	0
Changes in unrecognized temporary differences	(21,000)	134,000	56,000
Current tax expense	$ 37	$ 0	$ 36,000